PROPOSED PUBLIC OFFERING (Details Narrative) - $ / shares	3 Months Ended
	Mar. 31, 2021	Oct. 21, 2020
Underwriter [Member] | Over-Allotment Option [Member]
Stock Issued During Period, Shares, New Issues	3,000,000
Stock price	$ 0.20	$ 12.00
Common Class A [Member]
Stock Issued During Period, Shares, New Issues	20,000,000
Stock price	$ 10.00
Common Class A [Member] | Underwriter [Member]
Stock price	$ 10.00
Common Class A [Member] | Underwriter [Member] | Over-Allotment Option [Member]
Stock Issued During Period, Shares, New Issues	23,000,000
Warrants [Member] | Underwriter [Member] | Over-Allotment Option [Member]
Stock Issued During Period, Shares, New Issues	6,900,000
Stock price	$ 10.00
Public Warrant [Member] | Underwriter [Member] | Over-Allotment Option [Member]
Stock price	$ 11.50